Segment Information - Revenues from External Customers by Product (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue from External Customer [Line Items]
Revenue from foreign customers	$ 590,000,000		$ 429,000,000		$ 240,000,000
Total revenue from external customers	32,681,100,000	[1],[2]	32,962,200,000	[1],[2]	33,642,500,000	[1],[2]
Premiums Earned Net Accident And Health [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	27,189,200,000		27,610,600,000		28,243,800,000
Health Care Fees And Other Revenue [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	3,604,700,000		3,413,300,000		3,387,800,000
Group Life [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	1,036,700,000		1,084,900,000		1,095,600,000
Group Disability [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	632,600,000		639,100,000		663,700,000
Group Longterm Care [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	45,900,000		52,100,000		67,800,000
Large Case Pension [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	172,000,000		162,200,000		183,800,000
United States Federal Government [Member]
Revenue from External Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 7,000,000,000		$ 7,500,000,000		$ 7,200,000,000

[1]	Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.
[2]	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.